Parametric

Volatility Risk Premium – Defensive Fund

April 30, 2019

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 51.4%

Security	Shares	Value
Aerospace & Defense — 1.3%
Arconic, Inc.	27,825	$597,681
Boeing Co. (The)	7,121	2,689,531
Harris Corp.	4,662	785,547
Huntington Ingalls Industries, Inc.	3,331	741,414
United Technologies Corp.	14,043	2,002,672

		$6,816,845

Air Freight & Logistics — 0.2%
C.H. Robinson Worldwide, Inc.	6,604	$534,924
Expeditors International of Washington, Inc.	7,019	557,449

		$1,092,373

Airlines — 0.1%
Alaska Air Group, Inc.	9,681	$599,254

		$599,254

Auto Components — 0.1%
BorgWarner, Inc.	15,856	$662,305

		$662,305

Automobiles — 0.1%
Harley-Davidson, Inc.	9,616	$358,004

		$358,004

Banks — 3.1%
Bank of America Corp.	126,767	$3,876,535
Citigroup, Inc.	35,525	2,511,617
Fifth Third Bancorp	28,979	835,175
JPMorgan Chase & Co.	39,018	4,528,039
People’s United Financial, Inc.	19,646	339,679
U.S. Bancorp	26,237	1,398,957
Wells Fargo & Co.	51,003	2,469,055
Zions Bancorp NA	10,169	501,637

		$16,460,694

Beverages — 1.0%
Brown-Forman Corp., Class B	3,960	$211,029
Coca-Cola Co. (The)	51,103	2,507,113
PepsiCo, Inc.	19,424	2,487,243

		$5,205,385

Biotechnology — 1.3%
AbbVie, Inc.	14,080	$1,117,811
Amgen, Inc.	11,432	2,049,986
Celgene Corp.(1)	10,483	992,321

Security	Shares	Value
Gilead Sciences, Inc.	17,074	$1,110,493
Regeneron Pharmaceuticals, Inc.(1)	1,944	667,064
Vertex Pharmaceuticals, Inc.(1)	4,770	806,035

		$6,743,710

Building Products — 0.2%
A.O. Smith Corp.	3,943	$207,284
Allegion PLC	1,855	184,072
Fortune Brands Home & Security, Inc.	9,330	492,437

		$883,793

Capital Markets — 1.6%
Affiliated Managers Group, Inc.	6,655	$738,173
Cboe Global Markets, Inc.	4,584	465,780
Charles Schwab Corp. (The)	26,924	1,232,581
E*TRADE Financial Corp.	14,991	759,444
Invesco Ltd.	39,254	862,411
Morgan Stanley	31,088	1,499,996
Nasdaq, Inc.	8,241	759,820
Raymond James Financial, Inc.	7,867	720,381
S&P Global, Inc.	5,776	1,274,532

		$8,313,118

Chemicals — 1.1%
Albemarle Corp.	3,282	$246,347
CF Industries Holdings, Inc.	6,810	304,952
Dow, Inc.(1)	3,963	224,821
DowDuPont, Inc.	11,890	457,171
Eastman Chemical Co.	10,492	827,609
Ecolab, Inc.	4,818	886,897
FMC Corp.	6,473	511,755
Linde PLC	9,143	1,648,117
Sherwin-Williams Co. (The)	2,262	1,028,826

		$6,136,495

Commercial Services & Supplies — 0.1%
Republic Services, Inc.	6,290	$520,938
Rollins, Inc.	4,637	179,313

		$700,251

Communications Equipment — 0.7%
Cisco Systems, Inc.	62,523	$3,498,162

		$3,498,162

Construction & Engineering — 0.1%
Fluor Corp.	4,133	$164,204
Jacobs Engineering Group, Inc.	5,525	430,618
Quanta Services, Inc.	5,728	232,557

		$827,379

Containers & Packaging — 0.2%
Avery Dennison Corp.	3,979	$440,276
Packaging Corp. of America	5,499	545,281
Sealed Air Corp.	8,112	378,182

		$1,363,739

Security	Shares	Value
Distributors — 0.1%
LKQ Corp.(1)	12,001	$361,230

		$361,230

Diversified Consumer Services — 0.1%
H&R Block, Inc.	12,574	$342,139

		$342,139

Diversified Financial Services — 1.1%
Berkshire Hathaway, Inc., Class B(1)	25,414	$5,507,468
Jefferies Financial Group, Inc.	20,501	421,705

		$5,929,173

Diversified Telecommunication Services — 1.1%
AT&T, Inc.	92,813	$2,873,491
Verizon Communications, Inc.	48,801	2,790,929

		$5,664,420

Electric Utilities — 0.9%
Alliant Energy Corp.	15,493	$731,734
Entergy Corp.	7,103	688,281
Exelon Corp.	21,119	1,076,013
NextEra Energy, Inc.	8,458	1,644,573
Pinnacle West Capital Corp.	5,884	560,569

		$4,701,170

Electrical Equipment — 0.2%
Eaton Corp. PLC	13,499	$1,117,987
nVent Electric PLC	2,975	83,151

		$1,201,138

Electronic Equipment, Instruments & Components — 0.4%
FLIR Systems, Inc.	9,058	$479,531
IPG Photonics Corp.(1)	2,200	384,406
TE Connectivity, Ltd.	12,825	1,226,711

		$2,090,648

Energy Equipment & Services — 0.1%
TechnipFMC PLC	29,800	$732,782

		$732,782

Entertainment — 0.9%
Netflix, Inc.(1)	5,249	$1,944,964
Walt Disney Co. (The)	22,734	3,113,876

		$5,058,840

Equity Real Estate Investment Trusts (REITs) — 1.5%
Alexandria Real Estate Equities, Inc.	7,043	$1,002,853
American Tower Corp.	7,804	1,524,121
Apartment Investment & Management Co., Class A	14,914	736,155
Duke Realty Corp.	17,835	555,025
Essex Property Trust, Inc.	2,446	690,995
Extra Space Storage, Inc.	6,118	634,376
Kimco Realty Corp.	21,942	381,571

Security	Shares	Value
Macerich Co. (The)	7,031	$282,224
Public Storage	3,614	799,345
SL Green Realty Corp.	6,857	605,747
UDR, Inc.	13,386	601,701

		$7,814,113

Food & Staples Retailing — 0.7%
Costco Wholesale Corp.	6,178	$1,516,884
Kroger Co. (The)	18,737	483,040
Walmart, Inc.	18,871	1,940,694

		$3,940,618

Food Products — 0.5%
Campbell Soup Co.	8,871	$343,219
Conagra Brands, Inc.	18,754	577,248
Hormel Foods Corp.	12,334	492,620
JM Smucker Co. (The)	4,143	508,056
McCormick & Co., Inc.	4,716	726,123

		$2,647,266

Health Care Equipment & Supplies — 1.6%
Abbott Laboratories	29,059	$2,311,934
Boston Scientific Corp.(1)	28,394	1,053,985
Cooper Cos., Inc. (The)	1,744	505,620
Dentsply Sirona, Inc.	8,384	428,674
IDEXX Laboratories, Inc.(1)	2,580	598,560
Intuitive Surgical, Inc.(1)	2,458	1,255,129
Medtronic PLC	24,412	2,168,030

		$8,321,932

Health Care Providers & Services — 1.3%
Cardinal Health, Inc.	14,182	$690,805
Cigna Corp.(1)	9,510	1,510,568
CVS Health Corp.	2,246	122,138
DaVita, Inc.(1)	9,953	549,804
Henry Schein, Inc.(1)	9,155	586,469
UnitedHealth Group, Inc.	14,180	3,304,933

		$6,764,717

Hotels, Restaurants & Leisure — 0.8%
McDonald’s Corp.	10,965	$2,166,355
Royal Caribbean Cruises, Ltd.	6,249	755,754
Starbucks Corp.	17,403	1,351,865

		$4,273,974

Household Durables — 0.3%
Garmin, Ltd.	2,621	$224,725
Leggett & Platt, Inc.	3,079	121,189
Mohawk Industries, Inc.(1)	2,742	373,597
Newell Brands, Inc.	16,759	240,994
PulteGroup, Inc.	15,071	474,134
Whirlpool Corp.	1,073	148,954

		$1,583,593

Security	Shares	Value
Household Products — 0.8%
Clorox Co. (The)	4,039	$645,150
Procter & Gamble Co. (The)	34,048	3,625,431

		$4,270,581

Industrial Conglomerates — 0.9%
3M Co.	8,590	$1,627,891
General Electric Co.	112,165	1,140,718
Honeywell International, Inc.	10,733	1,863,571

		$4,632,180

Insurance — 1.1%
Aflac, Inc.	18,731	$943,668
Arthur J. Gallagher & Co.	9,522	796,229
Assurant, Inc.	3,144	298,680
Brighthouse Financial, Inc.(1)	4,856	202,932
Everest Re Group, Ltd.	1,922	452,631
Hartford Financial Services Group, Inc.	17,770	929,549
Progressive Corp. (The)	13,861	1,083,237
Torchmark Corp.	7,739	678,401
Unum Group	14,275	527,033

		$5,912,360

Interactive Media & Services — 2.7%
Alphabet, Inc., Class A(1)	3,524	$4,225,135
Alphabet, Inc., Class C(1)	3,624	4,307,051
Facebook, Inc., Class A(1)	28,198	5,453,493
TripAdvisor, Inc.(1)	3,538	188,328

		$14,174,007

Internet & Direct Marketing Retail — 2.0%
Amazon.com, Inc.(1)	4,902	$9,443,801
Booking Holdings, Inc.(1)	668	1,239,133

		$10,682,934

IT Services — 2.5%
Accenture PLC, Class A	7,910	$1,444,920
Alliance Data Systems Corp.	1,856	297,146
Global Payments, Inc.	3,090	451,356
International Business Machines Corp.	12,131	1,701,615
Mastercard, Inc., Class A	11,999	3,050,626
PayPal Holdings, Inc.(1)	14,779	1,666,628
VeriSign, Inc.(1)	3,288	649,215
Visa, Inc., Class A	22,409	3,684,712
Western Union Co. (The)	14,336	278,692

		$13,224,910

Leisure Products — 0.0%(2)
Mattel, Inc.(1)	9,223	$112,428

		$112,428

Life Sciences Tools & Services — 0.4%
PerkinElmer, Inc.	4,867	$466,453
Thermo Fisher Scientific, Inc.	6,668	1,850,037

		$2,316,490

Security	Shares	Value
Machinery — 0.7%
Deere & Co.	7,348	$1,217,049
Flowserve Corp.	3,129	153,415
PACCAR, Inc.	11,151	799,192
Pentair PLC	10,565	411,929
Stanley Black & Decker, Inc.	5,241	768,331
Wabtec Corp.	3,881	287,466

		$3,637,382

Media — 0.7%
Comcast Corp., Class A	59,386	$2,585,073
Discovery, Inc., Class A(1)	6,335	195,752
Discovery, Inc., Class C(1)	8,661	249,090
DISH Network Corp., Class A(1)	7,168	251,740
Fox Corp., Class B(1)	3,776	145,376
Interpublic Group of Cos., Inc. (The)	8,192	188,416
News Corp., Class A	13,407	166,515
News Corp., Class B	8,717	108,875

		$3,890,837

Multi-Utilities — 0.8%
Centerpoint Energy, Inc.	17,448	$540,888
CMS Energy Corp.	15,646	869,135
Dominion Energy, Inc.	16,644	1,296,068
NiSource, Inc.	17,073	474,288
WEC Energy Group, Inc.	11,367	891,514

		$4,071,893

Multiline Retail — 0.2%
Dollar Tree, Inc.(1)	5,035	$560,295
Kohl’s Corp.	4,977	353,865
Macy’s, Inc.	8,575	201,855
Nordstrom, Inc.	3,872	158,829

		$1,274,844

Oil, Gas & Consumable Fuels — 2.4%
Cabot Oil & Gas Corp.	21,553	$558,007
Chevron Corp.	27,759	3,332,746
Devon Energy Corp.	27,061	869,741
Encana Corp.	82,553	572,092
Exxon Mobil Corp.	56,788	4,558,941
Hess Corp.	11,659	747,575
HollyFrontier Corp.	4,256	203,139
Marathon Oil Corp.	49,385	841,520
ONEOK, Inc.	16,167	1,098,224

		$12,781,985

Personal Products — 0.0%(2)
Coty, Inc., Class A	22,650	$245,073

		$245,073

Pharmaceuticals — 2.4%
Bristol-Myers Squibb Co.	16,783	$779,235
Eli Lilly & Co.	13,370	1,564,825
Johnson & Johnson	31,753	4,483,523

Security	Shares	Value
Merck & Co., Inc.	32,976	$2,595,541
Perrigo Co. PLC	6,647	318,524
Pfizer, Inc.	76,723	3,115,721

		$12,857,369

Professional Services — 0.3%
Equifax, Inc.	2,588	$325,959
Nielsen Holdings PLC	10,044	256,423
Robert Half International, Inc.	3,918	243,269
Verisk Analytics, Inc.	4,080	575,851

		$1,401,502

Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A(1)	10,710	$557,670

		$557,670

Road & Rail — 0.5%
J.B. Hunt Transport Services, Inc.	4,441	$419,586
Kansas City Southern	3,414	420,400
Union Pacific Corp.	11,762	2,082,344

		$2,922,330

Semiconductors & Semiconductor Equipment — 2.0%
Broadcom, Inc.	5,566	$1,772,214
Intel Corp.	58,118	2,966,343
KLA-Tencor Corp.	6,598	841,113
NVIDIA Corp.	9,256	1,675,336
Qorvo, Inc.(1)	4,779	361,340
QUALCOMM, Inc.	13,653	1,175,933
Texas Instruments, Inc.	17,411	2,051,538

		$10,843,817

Software — 3.7%
Adobe, Inc.(1)	7,194	$2,080,864
Intuit, Inc.	4,597	1,154,123
Microsoft Corp.	88,898	11,610,079
Oracle Corp.	35,863	1,984,300
Red Hat, Inc.(1)	3,939	718,985
salesforce.com, Inc.(1)	12,511	2,068,694

		$19,617,045

Specialty Retail — 1.2%
CarMax, Inc.(1)	7,873	$612,992
Foot Locker, Inc.	3,282	187,763
Gap, Inc. (The)	13,288	346,551
Home Depot, Inc. (The)	15,510	3,159,387
L Brands, Inc.	5,793	148,532
Lowe’s Cos., Inc.	10,837	1,226,098
Ross Stores, Inc.	6,619	646,412

		$6,327,735

Technology Hardware, Storage & Peripherals — 2.0%
Apple, Inc.	45,741	$9,178,846
NetApp, Inc.	6,986	508,930
Western Digital Corp.	8,867	453,281
Xerox Corp.	9,277	309,481

		$10,450,538

Security	Shares	Value
Textiles, Apparel & Luxury Goods — 0.4%
Capri Holdings, Ltd.(1)	5,784	$254,959
NIKE, Inc., Class B	17,591	1,545,017
Ralph Lauren Corp.,	1,633	214,870
Under Armour, Inc., Class A(1)	7,697	177,724
Under Armour, Inc., Class C(1)	6,050	125,356

		$2,317,926

Tobacco — 0.5%
Altria Group, Inc.	22,447	$1,219,546
Philip Morris International, Inc.	19,599	1,696,489

		$2,916,035

Trading Companies & Distributors — 0.2%
Fastenal Co.	4,861	$342,944
United Rentals, Inc.(1)	3,088	435,161
W.W. Grainger, Inc.	696	196,272

		$974,377

Water Utilities — 0.1%
American Water Works Co., Inc.	5,263	$569,404

		$569,404

Total Common Stocks (identified cost $234,586,941)		$274,072,912

Short-Term Investments — 48.3%

U.S. Treasury Obligations — 46.7%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bills:
0.00%, 6/20/19(3)	$20,010	$19,943,995
0.00%, 7/18/19(3)	34,920	34,740,875
0.00%, 9/19/19	25,500	25,263,296
0.00%, 4/23/20	23,500	22,963,087

		$102,911,253

U.S. Treasury Notes:
0.75%, 7/15/19	$15,690	$15,636,372
1.25%, 8/31/19(3)	25,000	24,896,484
0.875%, 9/15/19(3)	30,550	30,375,783
1.00%, 10/15/19	23,860	23,709,011
1.00%, 11/30/19	28,000	27,769,219
1.375%, 12/15/19	23,700	23,548,635

		$145,935,504

Total U.S. Treasury Obligations (identified cost $248,746,409)		$248,846,757

Other — 1.6%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.54%(4)	8,743,105	$8,743,105

Total Other (identified cost $8,743,105)		$8,743,105

Total Short-Term Investments (identified cost $257,489,514)		$257,589,862

Total Investments — 99.7% (identified cost $492,076,455)		$531,662,774

Total Written Options — (0.3)% (premiums received $1,767,058)		$(1,433,815)

Other Assets, Less Liabilities — 0.6%		$3,113,910

Net Assets — 100.0%		$533,342,869

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Amount is less than 0.05%.

(3)	Security (or a portion thereof) has been pledged as collateral for written options.

(4)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2019. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended April 30, 2019 was $72,994.

Written Call Options — (0.2)%

Exchange-Traded Options — (0.2)%

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
S&P 500 Index	75	$22,093,725	$2,940	5/1/19	$(70,875)
S&P 500 Index	75	22,093,725	2,950	5/3/19	(65,625)
S&P 500 Index	75	22,093,725	2,955	5/6/19	(61,125)
S&P 500 Index	75	22,093,725	2,950	5/8/19	(104,250)
S&P 500 Index	74	21,799,142	2,965	5/10/19	(69,930)
S&P 500 Index	80	23,566,640	2,965	5/13/19	(86,800)
S&P 500 Index	84	24,744,972	2,960	5/15/19	(126,420)
S&P 500 Index	80	23,566,640	2,965	5/17/19	(118,400)
S&P 500 Index	73	21,504,559	2,965	5/20/19	(115,705)
S&P 500 Index	71	20,915,393	2,990	5/22/19	(61,415)
S&P 500 Index	75	22,093,725	2,990	5/24/19	(76,875)
S&P 500 Index	75	22,093,725	3,010	5/28/19	(46,125)

Total					$(1,003,545)

Written Put Options — (0.1)%

Exchange-Traded Options — (0.1)%

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
S&P 500 Index	77	$22,682,891	$2,785	5/1/19	$(577)
S&P 500 Index	77	22,682,891	2,805	5/3/19	(3,465)
S&P 500 Index	77	22,682,891	2,805	5/6/19	(6,545)
S&P 500 Index	77	22,682,891	2,790	5/8/19	(10,588)
S&P 500 Index	77	22,682,891	2,825	5/10/19	(23,100)
S&P 500 Index	77	22,682,891	2,825	5/13/19	(27,335)
S&P 500 Index	77	22,682,891	2,815	5/15/19	(32,725)
S&P 500 Index	80	23,566,640	2,820	5/17/19	(44,800)
S&P 500 Index	80	23,566,640	2,825	5/20/19	(51,600)
S&P 500 Index	78	22,977,474	2,845	5/22/19	(70,590)
S&P 500 Index	67	19,737,061	2,845	5/24/19	(69,345)
S&P 500 Index	70	20,620,810	2,860	5/28/19	(89,600)

Total					$(430,270)

At April 30, 2019, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund employs a systematic, rules based options strategy of writing call and put options on the S&P 500 Index, that seeks to take advantage of the volatility risk premium ( i.e., the tendency for volatility priced into an option to be higher, on average, than the volatility actually experienced on the securities underlying the option). Premiums received from writing options can offset the equity risk premium foregone.

At April 30, 2019, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is equity price risk was $1,433,815.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2019, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$274,072,912 *	$—	$—	$274,072,912
Short-Term Investments -
U.S. Treasury Obligations	—	248,846,757	—	248,846,757
Other	—	8,743,105	—	8,743,105
Total Investments	$274,072,912	$257,589,862	$—	$531,662,774

Liability Description
Written Call Options	$(1,003,545)	$—	$—	$(1,003,545)
Written Put Options	(430,270)	—	—	(430,270)
Total	$(1,433,815)	$—	$—	$(1,433,815)

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.